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                          [Flag Investors logo omitted]

                                  CASH RESERVE

                                  PRIME SHARES

                                  Annual Report

                                 March 31, 2000

FUND FEATURES
--------------------------------------------------------------------------------

o    DAILY DIVIDENDS
     The Fund declares dividends daily and distributes them monthly in the form of additional shares.

o    CONSTANT NET ASSET VALUE
     The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception of Flag Investors Cash Reserve Prime Shares on January 5, 1989. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    MINIMUM INVESTMENT
     The minimum initial investment is $2,000. Subsequent investments may be $100 or more.

     This report is prepared for the general information of shareholders of Flag Investors Cash Reserve Prime Shares. It may be distributed only to current shareholders or to persons who have received a current prospectus.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

         We are pleased to report on the progress of your Fund for the twelve months ended March 31, 2000.

MARKET ACTIVITY
     Three major factors impacted the money markets over the annual period ended March 31, 2000--the ongoing extraordinary performance of the U.S. economy, the actions of the Federal Reserve Board, and the liquidity concerns surrounding Y2K. These factors combined to push yields on short-term money market securities significantly higher.

  o RAPID U.S. ECONOMIC GROWTH, BENIGN INFLATION, THE LOWEST UNEMPLOYMENT RATE IN A GENERATION, AND A SPECTACULAR RUNUP IN THE U.S. EQUITY MARKET GAVE CONSUMERS THE CONFIDENCE NECESSARY TO UTILIZE THEIR PURCHASING POWER. Housing, retail sales, and auto sales were all at historic levels. Subdued wage demands, competitive pressures, productivity improvements and global overcapacity combined to keep prices in check. Simultaneously, foreign economies around the world showed clear signs of recovery, with growth rates in Europe and Asia, in particular, increasing.

  o THE FEDERAL RESERVE BOARD RAISED SHORT-TERM INTEREST RATES FIVE TIMES DURING THE FUND'S FISCAL YEAR. The Fed argued that the pace of the economy could not be indefinitely supported by labor force growth and productivity and thus may rekindle inflation. The Fed moved interest rates three times in 1999--on June 30, August 24 and November 16--and twice in the first quarter of 2000--on February 2 and March 21. The increases were slow and methodical at hikes of 0.25% each time.

  o MONEY MARKET INVESTORS AND ISSUERS ALIKE BELIEVED LIQUIDITY WOULD BE SCARCE OVER YEAR-END 1999, AS ANTICIPATION OF Y2K GREW INCREASINGLY UNCERTAIN. Both corporate and asset-backed issuers flooded the market with paper early in the fourth quarter of 1999, hoping to secure their year-end financing. To calm the markets, the Fed announced in October that it would provide the market with several liquidity facilities, including a repurchase agreement facility with expanded collateral guidelines and a Standby Financing
     Facility. The U.S. Treasury also issued substantial amounts of cash management bills, adding much needed liquidity to the market at year end. As with most other secular Y2K fears, the money markets' liquidity concerns also turned out to be for naught.

--------------------------------------------------------------------------------

INVESTMENT REVIEW
     We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issue. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) rating of the portfolio of which the Flag Investors Shares are classes. The portfolio maintains a "AAAm" rating. This rating is the highest that S&P awards to money market funds. We have always believed that a money fund is not a place to take chances or to speculate for additional yield.

     Our strategy in this Fund continued to be concentrated on investing in high quality issues. As of March 31, 2000, 77.8% of the Fund was invested in securities rated A1+/P1 and 22.2% in securities rated A1/P1, by Standard & Poor's and Moody's.

     Throughout most of 1999, we maintained a slightly long to the benchmark weighted average maturity position, taking advantage of the steep yield curve in money markets, as issuers and investors anticipated higher interest rates. Towards the end of the year, money market issuers were very aggressive, seeking to extend their maturities into the year 2000 to avoid potential Y2K problems. This excessive issuance caused both an abnormally steep yield curve in fixed rate securities and wide yield spreads on floating rate notes. We took advantage of both--as well as the Fed rate increases--by "barbelling" the portfolio, with fixed securities and floating rate instruments. This strategy proved to be effective for the portfolio. We also successfully maintained the liquidity necessary for potential Y2K problems by purchasing Treasury bills and other very liquid instruments during the last quarter of 1999.

Performance Comparisons

7-Day Current Yield as of 3/31/00
--------------------------------------------------------------------------------
Flag Investors Cash Reserve Prime Shares--Class A                          5.32%
--------------------------------------------------------------------------------
First Tier Retail Money Fund Average                                       5.29%
--------------------------------------------------------------------------------
Source: IBC/Donoghue, Inc. "Money Fund Report."
The yields shown represent past performance, which is no guarantee of future results. Yields will vary. The Money Fund Average is the average yield of all funds in its respective categories.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

     In the first quarter of 2000, we began to utilize the expanded guidelines approved by the Fund's Board of Directors. Although we purchased foreign issuers' securities, we did not change the credit quality of the portfolio, and all issuers still must be rated in the highest rating categories by two rating agencies, such as Standard & Poor's and Moody's Investors Services. As of March 31, 2000, 67.9% of the Fund was invested in U.S. commercial paper, 16.3% in corporate floating rate securities, 6.8% in Euro time deposits, 4.0% in Yankee certificates of deposit, 3.2% in Euro-dollar certificates of deposit, 0.9% in U.S. certificates of deposit, 0.8% in U.S. medium-term notes, and 0.1% in government agency securities.

LOOKING AHEAD
     We now know that the concerns and fears surrounding Y2K turned out to be a non-event. The world at large and the financial markets in particular continued to hum along without interruption. Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, and the financial fundamentals for both households and businesses remain strong. Thus, we also feel that it will take somewhat higher interest rates to tone down the economy. We believe that more 0.25% incremental increases in rates are forthcoming from the Federal Reserve Board over the next few months before it pauses to assess the results of these tightenings on economic growth.

     Our strategy for the Fund going forward is to continue managing the portfolio with a shorter duration than we did in 1999. We also intend to maintain a significant position in floating rate securities seeking to take advantage not only of any further increases in interest rates but also of the potential higher yields offered by these types of securities. We will continue to concentrate the portfolio in very high quality credits and to maintain our conservative investment strategies and standards for the foreseeable future.

     We continue to believe that the conservative approach we apply to investing on behalf of the Fund will provide comfort, as well as competitive yields, to our shareholders.

     As always, we appreciate your continued support.

Sincerely,



/s/SIGNATURE DARLENE M. RASEL

Darlene M. Rasel
Portfolio Manager
March 31, 2000

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS    MARCH 31, 2000

                                          Rating(a)        Par
                                        ------------
Prime Series                          S&P      Moody's    (000)        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(b) - 68.7%
AIRCRAFT & AEROSPACE - 1.1%
   Bae Systems PLC
      6.05%       4/24/00 ........... A-1        P-1    $ 50,000  $  49,806,736
   British Aerospace PLC
      5.99%       6/8/00 ............ A-1        P-1      25,000     24,717,139
                                                                 --------------
                                                                     74,523,875
                                                                 --------------
ASSET BACKED - 21.0%
   Bavaria TRR Corp.
      6.07%       5/4/00 ............ A-1        P-1      19,000     18,900,688
   Ciesco, LP.
      6.08%       4/20/00 ........... A-1+       P-1      50,000     49,839,556
      6.08%       4/28/00 ........... A-1+       P-1      25,000     24,886,000
   Compass Securitization LLC
      5.88%       4/4/00 ............ A-1+       P-1      40,000     39,980,400
      6.04%       4/19/00 ........... A-1+       P-1      25,000     24,924,500
      6.07%       4/25/00 ........... A-1+       P-1      20,000     19,919,067
      5.87%       4/28/00 ........... A-1+       P-1      45,000     44,801,888
      5.93%       5/3/00 ............ A-1+       P-1      19,300     19,198,268
   Corporate Asset Funding Co., Inc.
      5.87%       4/11/00 ........... A-1+       P-1      65,000     64,894,014
      6.08%       4/25/00 ........... A-1+       P-1      75,000     74,696,000
      6.05%       5/4/00 ............ A-1+       P-1      45,000     44,750,438
      6.06%       5/15/00 ........... A-1+       P-1      25,000     24,814,833
   Corporate Receivables Corp.
      5.875%      4/10/00 ........... A-1+       P-1      30,000     29,955,937
      5.94%       6/19/00 ........... A-1+       P-1      10,000      9,869,650
   Delaware Funding Corp.
      6.03%       4/5/00 ............ A-1+       P-1      30,000     29,979,900
      5.86%       4/26/00 ........... A-1+       P-1      14,308     14,249,774
      6.10%       6/5/00 ............ A-1+       P-1      15,000     14,834,792
   Greyhawk Funding LLC.
      5.87%       4/24/00 ........... A-1+       P-1      15,000     14,943,746
      5.87%       4/26/00 ........... A-1+       P-1      25,000     24,898,090
      5.92%       5/17/00 ........... A-1+       P-1      30,000     29,773,066
   Moriarty Ltd.
      6.20%       9/25/00 ........... A-1+       P-1      25,000     24,237,917
   Park Avenue Receivables Corp.
      6.12%       4/10/00 ........... A-1        P-1      30,000     29,954,100
   Private Export Funding Corp.
      5.99%       4/6/00 ............ A-1+       P-1      25,000     24,979,201
      6.00%       6/22/00 ........... A-1+       P-1      22,000     21,699,333
   Quincy Capital Corp.
      5.97%       5/2/00 ............ A-1+       P-1      10,000      9,948,592
   Receivables Capital Corp.
      5.85%       4/5/00 ............ A-1+       P-1      10,000      9,993,500
      6.10%       4/20/00 ........... A-1+       P-1      40,000     39,871,222
      6.00%       5/5/00 ............ A-1+       P-1       7,795      7,750,828

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                         Rating(a)         Par
                                       ------------
Prime Series                          S&P     Moody's     (000)        Value
--------------------------------------------------------------------------------
 COMMERCIAL PAPER - (CONTINUED)
ASSET BACKED - (CONTINUED)
   Riverwoods Funding Corp.
      5.85%       4/20/00 ........... A-1+       P-1    $ 20,000  $  19,938,250
   Santander Finance Bank
      5.92%       4/25/00 ........... A-1        P-1      35,000     34,861,867
   Sheffield Receivables Corp.
      6.06%       4/19/00 ........... A-1+       P-1      70,000     69,787,900
      6.09%       4/20/00 ........... A-1+       P-1     166,700    166,167,154
      6.10%       4/27/00 ........... A-1+       P-1      25,000     24,889,861
      6.10%       4/28/00 ........... A-1+       P-1      20,000     19,908,500
      5.98%       6/5/00 ............ A-1+       P-1      20,000     19,784,055
   Tulip Funding Corp.
      5.95%       5/26/00 ........... A-1+       P-1      25,000     24,772,743
      6.15%       6/15/00 ........... A-1+       P-1      60,000     59,231,667
   Windmill Funding Corp.
      5.92%       4/10/00 ........... A-1+       P-1      40,000     39,940,800
      6.05%       4/19/00 ........... A-1+       P-1      44,000     43,866,900
      5.87%       4/25/00 ........... A-1+       P-1      25,000     24,902,166
      6.11%       6/21/00 ........... A-1+       P-1      12,000     11,835,030
      6.09%       6/26/00 ........... A-1+       P-1      15,000     14,781,776
                                                                 --------------
                                                                  1,363,213,969
                                                                 --------------
AUTOMOBILES & TRUCKS - 5.0%
   Ford Motor Credit Corp.
      6.12%       4/4/00 ............ A-1        P-1     100,000     99,949,000
   PACCAR Financial Corp.
      5.90%       5/18/00 ........... A-1+       P-1      13,000     12,899,864
   Toyota Motor Credit Corp.
      5.99%       4/20/00 ........... A-1+       P-1      49,750     49,592,721
      6.04%       4/26/00 ........... A-1+       P-1      50,000     49,790,278
      6.00%       5/8/00 ............ A-1+       P-1      16,500     16,398,250
      5.945%      5/9/00 ............ A-1+       P-1      50,000     49,686,236
      6.00%       5/11/00 ........... A-1+       P-1      20,000     19,866,667
      6.05%       8/28/00 ........... A-1+       P-1      25,000     24,373,992
                                                                 --------------
                                                                    322,557,008
                                                                 --------------
BANKS - 2.5%
   Bank of America
      5.89%       5/3/00 ............ A-1        P-1      25,000     24,869,111
      6.06%       8/9/00 ............ A-1        P-1      40,000     39,124,667
      6.10%       9/8/00 ............ A-1        P-1      18,000     17,512,000
   Fortis Funding LLC
      6.02%       4/24/00 ........... A-1+       P-1      50,000     49,807,694
      6.08%       9/1/00 ............ A-1+       P-1      30,000     29,224,800
                                                                 --------------
                                                                    160,538,272
                                                                 --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS    MARCH 31, 2000

                                             Rating(a)         Par
                                           ------------
Prime Series                              S&P     Moody's     (000)        Value
--------------------------------------------------------------------------------
 COMMERCIAL PAPER - (CONTINUED)
CONGLOMERATES - 0.9%
   Honeywell International Inc.
      6.05%       4/26/00 ........... A-1        P-1    $ 19,798  $  19,714,821
      5.91%       5/15/00 ........... A-1        P-1      40,000     39,711,067
                                                                 --------------
                                                                     59,425,888
                                                                 --------------
CONSUMER PRODUCTS - 0.8%
   Gillette Co.
      6.01%       4/10/00 ........... A-1+       P-1      53,500     53,419,616
                                                                 --------------
CORPORATE - 0.2%
   Rio Tinto America, Inc.
      5.90%       4/26/00 ........... A-1+       P-1      12,000     11,950,833
                                                                 --------------
ELECTRICAL & ELECTRONICS - 0.4%
   Invensys PLC
      5.92%       5/8/00 ............ A-1        P-1      25,000     24,847,889
                                                                 --------------
FINANCE, CONSUMER - 1.5%
   American Express Co.
      6.40%       4/3/00 ............ A-1        P-1      97,800     97,765,227
                                                                 --------------
FINANCE, DIVERSIFIED - 5.8%
   Associates First Capital Corp.
      6.03%       4/12/00 ........... A-1        P-1      40,000     39,926,300
      5.90%       5/3/00 ............ A-1        P-1      25,000     24,868,889
      5.88%       5/11/00 ........... A-1        P-1      30,000     29,804,000
      5.92%       5/25/00 ........... A-1        P-1      20,000     19,822,400
   General Electric Capital Corp.
      5.78%       4/20/00 ........... A-1+       P-1      25,000     24,923,736
      6.04%       4/26/00 ........... A-1+       P-1      35,000     34,853,194
      5.91%       5/3/00 ............ A-1+       P-1      20,000     19,894,933
      5.83%       5/5/00 ............ A-1+       P-1      10,000      9,944,939
      5.90%       5/11/00 ........... A-1+       P-1      25,000     24,836,111
      5.94%       5/17/00 ........... A-1+       P-1      30,000     29,772,300
      5.88%       5/18/00 ........... A-1+       P-1      50,000     49,616,167
      5.90%       5/19/00 ........... A-1+       P-1      40,000     39,685,333
      5.94%       5/22/00 ........... A-1+       P-1      25,000     24,789,626
                                                                 --------------
                                                                    372,737,928
                                                                 --------------
FINANCIAL SERVICES - 3.1%
   Goldman Sachs, Inc.
      6.09%     8/22/00 ............. A-1+       P-1      65,000     63,427,596
   Merrill Lynch & Co., Inc.
      5.93%       5/22/00 ........... A-1+       P-1      60,000     59,495,950
   Morgan Stanley Dean Witter
      5.85%       4/3/00 ............ A-1        P-1      30,000     29,990,250

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                         Rating(a)          Par
                                       ------------
Prime Series                          S&P      Moody's     (000)        Value
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - (CONTINUED)
FINANCIAL SERVICES - (CONTINUED)
   Salomon Smith Barney, Inc.
      5.95%       5/15/00 ........... A-1        P-1    $ 50,000  $  49,636,389
                                                                 --------------
                                                                    202,550,185
                                                                 --------------
FOODS - 1.5%
   Albertsons, Inc.
      6.02%       4/6/00 ............ A-1        P-1      45,000     44,962,375
      6.08%       4/13/00 ........... A-1        P-1      20,000     19,959,467
   H.J. Heinz Co.
      5.98%       4/20/00 ........... A-1        P-1      24,000     23,924,253
   Sysco Corp.
      6.25%       4/3/00 ............ A-1+       P-1       7,000      6,997,569
                                                                 --------------
                                                                     95,843,664
                                                                 --------------
FOREIGN SOVEREIGNS - 1.9%
   Eksportfinans A/S
      6.07%       4/12/00 ........... A-1+       P-1      45,000     44,916,538
      5.92%       5/24/00 ........... A-1+       P-1      35,000     34,694,956
   Province of Quebec
      6.09%       8/17/00 ........... A-1+       P-1      35,000     34,182,925
      6.09%       8/21/00 ........... A-1+       P-1       8,000      7,807,827
                                                                 --------------
                                                                    121,602,246
                                                                 --------------
INSURANCE, PROPERTY AND CASUALTY - 7.1%
   Aegon Funding Corp.
      5.91%       5/22/00 ........... A-1+       P-1      20,000     19,832,550
      6.17%       9/13/00 ........... A-1+       P-1      25,000     24,293,021
      6.18%       9/18/00 ........... A-1+       P-1      15,000     14,562,250
      6.20%       12/1/00 ........... A-1+       P-1      30,000     28,739,333
   John Hancock Capital Corp.
      5.98%       4/14/00 ........... A-1+       P-1      40,255     40,168,072
   Met Life Funding Inc.
      6.03%       4/17/00 ........... A-1+       P-1      30,789     30,706,485
      6.03%       4/18/00 ........... A-1+       P-1      46,000     45,869,015
      6.03%       4/24/00 ........... A-1+       P-1      46,645     46,465,300
   Teachers Insurance & Annuity
     Association of America
      6.25%       4/3/00 ............ A-1+       P-1     113,434    113,394,613
      6.02%       4/20/00 ........... A-1+       P-1      50,000     49,841,139
   Transamerica Finance Corp.
      6.25%       4/3/00 ............ A-1        P-1      50,000     49,982,639
                                                                 --------------
                                                                    463,854,417
                                                                 --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS    MARCH 31, 2000

                                             Rating(a)         Par
                                           ------------
Prime Series                              S&P     Moody's     (000)        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER - (CONTINUED)
INTEGRATED OIL - 3.1%
   Exxon Mobil Australia Ltd.
      5.98%       4/6/00 ............ A-1+       P-1    $100,000  $  99,916,944
   BP Amoco Capital PLC.
      6.23%       4/3/00 ............ A-1+       P-1     100,000     99,965,389
                                                                 --------------
                                                                    199,882,333
                                                                 --------------
OIL TRANSPORTATION - 0.5%
   Colonial Pipeline Co.
      5.75%       4/4/00 ............ A-1+       P-1      10,750     10,744,849
      5.75%       4/27/00 ........... A-1+       P-1      11,500     11,452,243
      5.78%       5/17/00 ........... A-1+       P-1       8,000      7,940,916
      6.05%       7/17/00 ........... A-1+       P-1       3,500      3,437,063
                                                                 --------------
                                                                     33,575,071
                                                                 --------------
PHARMACEUTICALS - 1.0%
   Johnson & Johnson
      5.82%       4/14/00 ........... A-1+       P-1      65,000     64,863,572
                                                                 --------------
TELEPHONE - 8.3%
   AT&T Corp.
      6.00%       4/4/00 ............ A-1+       P-1      30,000     29,985,000
      6.00%       4/6/00 ............ A-1+       P-1      20,000     19,983,333
      5.87%       5/10/00 ........... A-1+       P-1       5,000      4,968,204
   Bell Atlantic Network Funding Corp.
      5.82%       4/4/00 ............ A-1+       P-1      20,000     19,990,300
      5.99%       4/18/00 ........... A-1+       P-1       5,702      5,685,871
      5.99%       4/24/00 ........... A-1+       P-1      10,492     10,451,848
   Bell South Telecommunications, Inc.
      6.07%       4/26/00 ........... A-1+       P-1      11,300     11,252,367
   British Telecomunications PLC, Inc.
      6.22%       12/4/00 ........... A-1+       P-1      30,000     28,719,717
   France Telecom
      6.10%       4/3/00 ............ A-1+       P-1      60,000     59,979,667
      6.02%       4/17/00 ........... A-1+       P-1      63,795     63,624,313
      6.08%       4/20/00 ........... A-1+       P-1       8,877      8,848,515
      6.08%       4/28/00 ........... A-1+       P-1      35,000     34,840,400
      6.05%       5/22/00 ........... A-1+       P-1      45,000     44,614,313
      5.93%       6/1/00 ............ A-1+       P-1      40,000     39,598,078
   SBC Communications, Inc.
      5.68%       5/15/00 ........... A-1+       P-1      15,000     14,895,867
      6.06%       5/19/00 ........... A-1+       P-1      40,000     39,676,800
   Vodafone Airtouch PLC.
      6.27%       4/3/00 ............ A-1        P-1     100,000     99,965,166
                                                                 --------------
                                                                    537,079,759
                                                                 --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                         Rating(a)         Par
                                       ------------
Prime Series                          S&P     Moody's     (000)        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER - (CONTINUED)
UTILITIES - 3.2%
   National Rural Utilities Corporate Finance Corporation
      5.90%       4/3/00 ............ A-1+       P-1    $ 25,000  $  24,991,806
      5.83%       4/7/00 ............ A-1+       P-1      45,000     44,956,275
      6.13%       7/17/00 ........... A-1+       P-1      20,000     19,635,606
      6.12%       7/18/00 ........... A-1+       P-1      51,136     50,197,143
      6.08%       9/11/00 ........... A-1+       P-1      20,000     19,449,422
      6.145%      9/19/00 ........... A-1+       P-1      25,000     24,270,282
      6.22%       12/1/00 ........... A-1+       P-1      25,000     23,946,056
                                                                 --------------
                                                                    207,446,590
                                                                 --------------
   TOTAL COMMERCIAL PAPER (Amortized Cost $4,467,678,342) .....   4,467,678,342
                                                                 --------------
 MEDIUM-TERM NOTE - 0.8%
   E.I. Dupont de Nemours and Co.
      5.079%      4/3/00 ............ A-1+       P-1      30,000     29,998,114
      4.998%      4/14/00 ........... A-1+       P-1      20,000     19,991,906
                                                                 --------------
   TOTAL MEDIUM TERM NOTE (Amortized Cost $49,990,020) ........      49,990,020
                                                                 --------------
 FLOATING RATE - NOTE - 16.5%
   American Express Co.
      6.081%      2/23/01 ........... A-1        P-1      30,000     30,000,000
   AT&T Corp.
      5.99%       7/13/00 ........... A-1+       P-1      15,000     14,998,312
      6.128%      8/7/00 ............ A-1+       P-1      10,000     10,000,685
      5.89%       3/8/01 ............ A-1+       P-1      60,000     59,989,109
   Associates Corp. of North America
      5.917%      3/16/01 ........... A-1        P-1      65,000     64,954,214
   Bank of America
      6.25%       1/25/01 ........... A-1        P-1      35,000     35,000,000
   Bayerische Landesbank Girozentrale
      5.925%      11/9/00 ........... A-1+       P-1      40,000     39,993,529
      6.04%       2/26/01 ........... A-1+       P-1      50,000     49,977,809
      6.049%      2/28/01 ........... A-1+       P-1      40,000     39,982,185
      6.051%      3/1/01 ............ A-1+       P-1      40,000     39,982,099
   Chase Manhattan Bank
      6.358%      11/2/00 ........... A-1+       P-1      35,000     35,066,880
      6.34%       11/17/00 .......... A-1+       P-1      15,000     15,027,480
   Credit Agricole Indosuez SA
      5.94%       11/8/00 ........... A-1+       P-1      35,000     34,999,793
   Credit Suisse First Boston, Inc.
      5.84%       2/20/01 ........... A-1+       P-1      30,000      29,997,35

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS    MARCH 31, 2000

                                             Rating(a)         Par
                                           ------------
Prime Series                              S&P     Moody's     (000)        Value
--------------------------------------------------------------------------------
FLOATING RATE - NOTE - (CONTINUED)
   Federal Home Loan Bank
      6.156%      4/14/00 ........... A-1+       P-1    $ 50,000  $  49,999,112
      5.874%      5/12/00 ........... A-1+       P-1      20,000     19,998,096
      5.819%      7/12/00 ........... A-1+       P-1       6,000      5,999,164
   Federal National Mortgage Association
      5.85%       11/17/00 .......... A-1+       P-1      10,000      9,993,150
      5.953%      11/22/00 .......... A-1+       P-1      15,000     14,992,295
   Ford Motor Credit Corp.
      6.06%       11/22/00 .......... A-1        P-1      35,000     35,000,676
   General Electric Capital Corp.
      5.976%      4/12/00 ........... A-1+       P-1      25,000     25,000,000
      6.049%      5/12/00 ........... A-1+       P-1      10,000     10,000,000
   Goldman Sachs, Inc
      6.22%       1/25/01 ........... A-1+       P-1      40,000     40,059,602
   Household Finance Corp.
      6.15%       9/14/00 ........... A-1        P-1      35,000     35,024,560
   Merrill Lynch & Co.,Inc.
      6.298%      9/25/00 ........... A-1+       P-1      25,000     25,009,721
      6.327%      1/12/01 ........... A-1+       P-1      35,000     35,094,138
   Morgan J.P., Inc.
      5.994%      3/16/01 ........... A-1+       P-1      60,000     60,000,000
   Morgan Stanley Dean Witter
      5.775%      5/4/00 ............ A-1        P-1      50,000     50,000,000
      5.97%       3/16/01 ........... A-1        P-1      55,000     55,000,000
   Societe Generale
      6.054%      1/19/01 ........... A-1+       P-1      45,000     44,978,575
   West Deustsche Landesbank Girozentrale
      6.045%      2/26/01 ........... A-1+       P-1      55,000     54,975,589
                                                                 --------------
   TOTAL FLOATING RATE - NOTE (Amortized Cost $1,071,094,131) .   1,071,094,131
                                                                 --------------
 CERTIFICATE OF DEPOSIT - 0.9%
   Bank of America
      5.88%       4/5/00 ............ A-1        P-1      10,000      9,999,961
   Bank One Corp.
      6.18%       6/23/00 ........... A-1        P-1      50,000     50,000,000
                                                                 --------------
   TOTAL CERTIFICATE OF DEPOSIT (Amortized Cost $59,999,961) ..      59,999,961
                                                                 --------------
 EURO TIME DEPOSITS - 6.8%
   Bank of Scotland
      5.97%       4/11/00 ........... A-1+       P-1      30,000     30,000,000
   West Deustsche Landesbank Girozentrale
      5.97%       4/7/00 ............ A-1+       P-1      40,000     40,000,000
      6.125%      6/28/00 ........... A-1+       P-1      75,000     75,000,000
      6.32%       8/24/00 ........... A-1+       P-1      40,000     40,000,000

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                         Rating(a)         Par
                                       ------------
Prime Series                          S&P     Moody's     (000)        Value
--------------------------------------------------------------------------------
EURO TIME DEPOSITS - (CONTINUED)
   Bayerische Landesbank Girozentrale
      5.97%       4/14/00 ........... A-1+       P-1    $ 50,000  $  50,000,000
      6.25%       7/3/00 ............ A-1+       P-1      50,000     50,000,000
      6.17%       7/18/00 ........... A-1+       P-1      25,000     25,000,000
      6.20%       7/24/00 ........... A-1+       P-1      30,000     30,000,000
      6.38%       9/21/00 ........... A-1+       P-1      35,000     35,000,000
   Norddeutsche Landesbank Girozentrale
      5.98%       4/7/00 ............ A-1+       P-1      40,000     40,000,000
      6.28%       8/3/00 ............ A-1+       P-1      30,000     30,000,000
                                                                 --------------
   TOTAL EURO TIME DEPOSITS (Amortized Cost $445,000,000) .....     445,000,000
                                                                 --------------
 FNMA - 0.1%
   Federal National Mortgage Association
      6.35%       2/2/01 ............ A-1+       P-1       5,000      4,995,554
                                                                 --------------
   TOTAL FNMA (Amortized Cost $4,995,554) .....................       4,995,554
                                                                 --------------
 EURODOLLAR CERTIFICATES OF DEPOSIT - 3.2%
   Bank of Scotland
      5.95%       4/12/00 ........... A-1+       P-1      30,000     29,999,992
   Bayerische Landesbank Girozentrale
      5.97%       5/8/00 ............ A-1+       P-1      10,000      9,999,112
      5.955%      4/18/00 ........... A-1+       P-1      50,000     50,000,116
   Credit Agricole Indosuez
      6.15%       7/21/00 ........... A-1+       P-1      40,000     40,000,599
   Internationale Nederlanden Bank
      6.26%       8/3/00 ............ A-1+       P-1      30,000     30,000,000
   Societe Generale
      6.07%       4/28/00 ........... A-1+       P-1      50,000     50,000,000
                                                                 --------------
   TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
     (Amortized Cost $209,999,819) ............................     209,999,819
                                                                 --------------
 YANKEE CERTIFICATES OF DEPOSIT - 4.0%
   Bank of Austria
      6.55%       2/1/01 ............ A-1+       P-1      10,000      9,996,018
   Bank of Nova Scotia
      6.743%      2/16/01 ........... A-1        P-1      20,000     19,990,409
   Paribas SA
      5.98%       4/7/00 ............ A-1        P-1      10,000     10,000,034
      5.98%       4/10/00 ........... A-1        P-1      25,000     25,000,031
      6.70%       2/20/01 ........... A-1        P-1      20,000     19,991,553
   Bayerische Landesbank Girozentrale
      6.14%       5/16/00 ........... A-1+       P-1      70,000     70,000,000

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONCLUDED) MARCH 31, 2000

                                         Rating(a)         Par
                                       ------------
Prime Series                          S&P     Moody's     (000)        Value
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT - (CONTINUED)
   Bayerishe Hypotheka Vereinsbank
      6.77%       2/22/01 ........... A-1        P-1     $42,000 $   41,982,161
   Commerz Bank
      6.70%       2/20/01 ........... A-1+       P-1      15,000     14,993,665
   Svenska Handelsbanken Inc.
      6.77%       3/21/01 ........... A-1        P-1      25,000     24,990,800
   West Deustsche Landesbank Girozentrale
      6.03%       5/16/00 ........... A-1+       P-1      25,000     25,000,000
                                                                 --------------
   TOTAL YANKEE CERTIFICATES OF DEPOSIT
     (Amortized Cost $261,944,671) ............................     261,944,671
                                                                 --------------
TOTAL INVESTMENTS--101.0%
   (Amortized Cost $6,570,702,498)c ...........................  $6,570,702,498
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.0)%                       (65,841,249)
                                                                 --------------
NET ASSETS--100.0% ............................................  $6,504,861,249
                                                                 ==============
Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($5,772,616,045 / 5,772,511,318 shares outstanding) .....           $1.00
   Flag Investors Class A Share                                           =====
      ($16,214,395 / 16,213,799 shares outstanding) ...........           $1.00
   Flag Investors Class B Share                                           =====
      ($2,979,619 / 2,979,496 shares outstanding) .............           $1.00
   Flag Investors Class C Share                                           =====
      ($778,515 / 778,515 shares outstanding) .................           $1.00
   Institutional Prime Share                                              =====
      ($637,767,262 / 637,758,133 shares outstanding) .........           $1.00
   Quality Cash Reserve Prime Share                                       =====
      ($74,505,413 / 74,498,534 shares outstanding) ...........           $1.00

----------
(a) Unaudited.
(b) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.
(c)  Aggregate cost for financial reporting and federal tax purposes.
MOODY'S RATINGS:
   P-1  Commercial paper bearing this designation is of the best quality.
S&P RATINGS:
   A-1  Commercial  paper that has a strong  degree of safety  regarding  timely
        payment.   Those  issues   determined  to  possess  very  strong  safety
        characteristics are denoted with a plus (+) sign.

         A DETAILED DESCRIPTION OF THE ABOVE RATINGS CAN BE FOUND IN THE
                   FUND'S STATEMENT OF ADDITIONAL INFORMATION.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
                                                                        For the
                                                                      Year Ended
Prime Series                                                           March 31,
--------------------------------------------------------------------------------
                                                                         2000

INVESTMENT INCOME:
   Interest income ............................................    $263,490,701
EXPENSES:
   Investment advisory fees ...................................      12,216,487
   Distribution fees
     Deutsche Banc Alex. Brown Cash Reserve Prime Shares ......      10,408,188
     Flag Investors Class A Shares ............................          37,421
     Flag Investors Class B Shares ............................          35,959
     Quality Cash Reserve Shares ..............................         456,848
   Transfer agent fees ........................................       2,607,854
   Shareholder service fees ...................................       2,106,168
   Registration fees ..........................................       1,200,491
   Custodian fees .............................................         396,407
   Accounting fees ............................................         176,115
   Professional fees ..........................................         161,705
   Directors' fees ............................................         168,828
   Miscellaneous ..............................................         268,398
                                                                  -------------
            Total expenses ....................................      30,240,869
                                                                  -------------
Net investment income .........................................     233,249,832
                                                                  -------------
Net realized gain from security transactions ..................          23,373
                                                                  -------------
Net increase in net assets resulting from operations ..........    $233,273,205
                                                                  =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

Prime Series                                       For the Years Ended March 31,
--------------------------------------------------------------------------------
                                                     2000                1999

Increase (Decrease) in Net Assets
Operations:
   Net investment income ...................   $  233,249,832    $  178,689,887
   Net realized gain from security
     transactions ..........................           23,373            88,481
                                               --------------    --------------
   Net increase in net assets resulting
     from operations .......................      233,273,205       178,778,368
                                               --------------    --------------
Distributions to Shareholders From:
   Net investment income:
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Shares ........................     (204,114,790)     (151,410,202)
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Institutional Shares ..........      (24,839,929)      (16,058,016)
     Flag Investors Class A Shares .........         (729,448)         (435,677)
     Flag Investors Class B Shares .........         (154,996)          (72,373)
     Flag Investors Class C Shares .........           (2,633)               --
     Quality Cash Reserve Shares ...........       (3,408,016)      (10,713,744)
                                               --------------    --------------
     Total distributions ...................     (233,249,812)     (178,690,012)
                                               --------------    --------------
Capital Share Transactions, net ............    2,291,071,504       496,268,896
                                               --------------    --------------
   Total increase in net assets ............    2,291,094,897       496,357,252
Net Assets:
   Beginning of year .......................    4,213,766,352     3,717,409,100
                                               --------------    --------------
   End of year .............................   $6,504,861,249    $4,213,766,352
                                               ==============    ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

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

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- FLAG INVESTORS CLASS A SHARES
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)
                                                            For the
                                                           Year Ended
                                                            March 31,
--------------------------------------------------------------------------------
                                                              2000
Per Share Operating Performance:
   Net asset value at beginning of year .................  $      1.00
                                                           -----------
Income from Investment Operations:
   Net investment income ................................       0.0483
Less Distributions:
   Dividends from net investment income .................      (0.0483)
                                                           -----------
   Net asset value at end of year .......................  $      1.00
                                                           ===========
Total Return:
   Based on net asset value per share 4.94%
Ratios to Average Net Assets:
   Expenses .............................................         0.56%
   Net investment income ................................         3.85%
Supplemental Data:
   Net assets at end of year ............................  $16,214,395
   Number of shares outstanding at end of year ..........   16,213,799

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                               For the Years Ended March 31,
----------------------------------------------------------------------------------------------------------
                                                     1999           1998            1997           1996
Per Share Operating Performance:
   Net asset value at beginning of year            $    1.00     $     1.00     $     1.00     $     1.00
                                                   ---------    -----------     ----------     ----------
Income from Investment Operations:
   Net investment income                              0.0474         0.0494         0.0478         0.0524
Less Distributions:
   Dividends from net investment income              (0.0474)       (0.0494)       (0.0478)       (0.0524)
                                                   ---------    -----------     ----------     ----------
   Net asset value at end of year                  $    1.00     $     1.00     $     1.00     $     1.00
                                                   =========    ===========     ==========     ==========
Total Return:
   Based on net asset value per share                   4.85%          5.05%          4.88%          5.36%
Ratios to Average Net Assets:
   Expenses                                             0.63%          0.67%          0.63%          0.60%
   Net investment income                                4.67%          4.94%          4.78%          5.25%
Supplemental Data:
   Net assets at end of year                     $13,028,272     $7,736,785     $6,521,574     $5,976,831
   Number of shares outstanding at end of year    13,027,769      7,736,522      6,521,310      5,976,824

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- FLAG INVESTORS CLASS B SHARES
(FOR SHARES OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                      For the
                                                                     Year Ended
                                                                      March 31,
--------------------------------------------------------------------------------
                                                                         2000
Per Share Operating Performance:
   Net asset value at beginning of year ...........................  $    1.00
                                                                     ---------
                       Income from Investment Operations:
   Net investment income ..........................................     0.0406
Less Distributions:
   Dividends from net investments income ..........................    (0.0406)
                                                                     ---------
   Net asset value at end of year .................................  $    1.00
                                                                     =========
Total Return:
   Based on net asset value per share .............................       4.14%
Ratios to Average Net Assets:
   Expenses .......................................................       1.24%
   Net investment income ..........................................       1.95%
Supplemental Data:
   Net assets at end of year ...................................... $2,979,619
   Number of shares outstanding at end of year ....................  2,979,496



---------
(1) Commencement of operations.
(2) Annualized.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                                            For the Period
                                                                                            April 3, 19951
                                                        For the Years Ended March 31,      through March 31,
----------------------------------------------------------------------------------------------------------------
                                                      1999           1998         1997           1996
Per Share Operating Performance:
   Net asset value at beginning of year            $    1.00      $   1.00      $   1.00       $    1.00
                                                   ---------      --------      --------       ---------
Income from Investment Operations:
   Net investment income                              0.0400        0.0418        0.0414          0.0361
Less Distributions:
   Dividends from net investments income             (0.0400)      (0.0418)      (0.0414)        (0.0361)
                                                   ---------      --------      --------       ---------
   Net asset value at end of year                  $    1.00      $   1.00      $   1.00       $    1.00
                                                   =========      ========      ========       =========
Total Return:
   BASED ON NET ASSET VALUE PER SHARE                   4.07%         4.27%         4.22%           3.69%
Ratios to Average Net Assets:
   Expenses                                             1.37%         1.42%         1.38%           1.38%(2)
   Net investment income                                3.92%         4.18%         4.14%           4.30%(2)
Supplemental Data:
   Net assets at end of year                      $2,355,863      $184,382      $227,098         $10,200
   Number of shares outstanding at end of year     2,355,780       184,382       227,098          10,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- FLAG INVESTORS CLASS C SHARES
                                                              For the Period
                                                              Jan. 17, 200(1)
                                                               to March 31,
--------------------------------------------------------------------------------
                                                                   2000
Per Share Operating Performance:
   Net asset value at beginning of period                        $   1.00
                                                                 --------
Income from Investment Operations:
   Net investment income                                           0.0115
Less Distributions:
   Dividends from net investment income                           (0.0115)
                                                                 --------
   Net asset value at end of period                              $   1.00
                                                                 ========
Total Return:
   Based on net asset value per share                                1.15%
Ratios to Average Net Assets:
   EXPENSES                                                          4.40%(2)
   Net investment income                                            67.08%(2)
Supplemental Data:
   Net assets at end of period                                   $778,515
   Number of shares outstanding at end of period                  778,515


--------
(1) Commencement of Operations.
(2) Annualized.

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

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- Significant Accounting Policies

     Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. ("the Fund") began operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of six classes:
Deutsche Banc Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Flag Investors Cash Reserve Prime Shares Class C ("Flag Investors Class C Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own. These financial statements present the Prime Series. Information about the Treasury and Tax Free Series is contained in a separate report to their shareholders. Please call 1-800-767-FLAG to receive this report.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

  A. SECURITY VALUATION--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and which approximates market value. Using this method, the Fund initially values a security at its purchased cost. The Fund then values the investment at amortized cost assuming a constant amortization to maturity of any discount or premium.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

NOTE 1-- concluded

  B. REPURCHASE AGREEMENTS--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

  C. FEDERAL INCOME TAXES--The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

          The Fund determines its distributions according to income tax regulations, which may be different from accounting principles generally accepted in the UnitedStates. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

  D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

  E. EXPENSES--Operating expenses for each share class are recorded on an accrual basis, and are charged to that classes' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

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FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2-- Investment Advisory Fee, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICCC"), a subsidiary of Deutsche Bank AG, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICCC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets.

     ICCC also provides accounting services to the Fund. As compensation for these services, the Prime Series pays ICCC an annual fee that is calculated daily and paid monthly from its average daily net assets. The Prime Series paid $176,115, for accounting services for the year ended March 31, 2000.

     ICCC also provides transfer agency services to the Fund. As compensation for its transfer agent services, the Prime series pays ICCC a per account fee that is calculated and paid monthly. The Prime Series paid $2,607,854 to ICCC for transfer agent services for the year ended March 31, 2000.

     ICC Distributors, Inc., ("ICC Distributors"), provides distribution services to the Fund. As compensation for these services, the Prime Shares and Flag Investors Class A Shares pay ICC Distributors an annual fee equal to 0.25% of these classes' average daily net assets. For the year ended March 31, 2000, distribution fees aggregated $10,408,188 and $37,421, for distribution services for the Prime Shares and Flag Investors Class A Shares, respectively. The Quality Cash Shares, Flag Investors Class B Shares and Flag Investors Class C Shares also pay ICC Distributors an annual fee for distribution services.This fee is equal to 0.60% of the Quality Cash Shares' aggregate average daily net assets or $456,848 for the year ended March 31, 2000 and 1.00% (includes a 0.25% shareholder servicing fee) of the Flag Investors Class B and Class C Shares' aggregate average daily net assets or $35,959 and a non-meaningful amount, respectively, for the year ended March 31, 2000.

     Effective January 1, 1999, the Fund has adopted a Shareholder Service Plan (the "Plan") for the Deutsche Banc Alex. Brown Cash Reserve Shares of the Prime Series of the Fund ("Shares") in order to provide compensation to third parties who provide shareholder services to clients, who from time to time beneficially own shares. In consideration of these services provided by any Shareholder Servicing Agent, the Fund will pay the Distributor an annual fee, calculated daily and paid monthly, equal to 0.05% of the shares' average daily net assets.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

     Note 2 -- concluded

     ICCC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime Series to preserve or enhance performance. These voluntary waivers are not contractual and could change. ICCC did not waive any advisory fees for the year ended March 31, 2000. ICC Distributors voluntarily waived $114,329 of its distribution fees for the Quality Cash Shares for the period April 1, 1998 to December 31, 1998. There was no waiver from January 1, 1999 through March 31, 2000.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense/(credit) allocated to the Fund for the year ended March 31, 2000 was $(49,685) for the Prime Series. The accrued liability at March 31, 2000 was $194,571 for the Prime Series.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- Capital Stock and Share Information

     The Fund is authorized to issue up to 12.81 billion shares of $.001 par value capital stock (8.66 billion Prime Series, 1.55 billion Treasury Series,
2.25 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Prime Series were as follows:

                                                For the             For the
                                              Year Ended           Year Ended
                                                March 31,           March 31,
                                                  2000                1999
                                             --------------      --------------
PRIME SERIES:
    SOLD:
      Prime Shares                           35,722,744,712      21,238,313,843
      Flag Investors Class A Shares             333,773,644          86,081,920
      Flag Investors Class B Shares              10,774,115           8,010,702
      Flag Investors Class C Shares               1,047,381                  --
      Prime Institutional Shares              8,800,227,522       5,126,320,627
      Quality Cash Shares                       430,807,975       1,143,097,219
    ISSUED AS REINVESTMENT OF DIVIDENDS:
      Prime Shares                              191,935,470         143,654,045
      Flag Investors Class A Shares                 564,622             385,752
      Flag Investors Class B Shares                 131,700              55,849
      Flag Investors Class C Shares                   1,722                  --
      Prime Institutional Shares                 19,239,279          12,241,514
      Quality Cash Shares                         3,348,365          10,243,851
    REDEEMED:
      Prime Shares                          (33,870,074,943)    (20,818,590,880)
      Flag Investors Class A Shares            (331,152,236)        (81,176,425)
      Flag Investors Class B Shares             (10,282,099)         (5,895,153)
      Flag Investors Class C Shares                (270,588)                 --
      Prime Institutional Shares             (8,570,149,304)     (5,068,292,918)
      Quality Cash Shares                      (441,595,833)     (1,298,381,050)
                                            ---------------     ---------------
        Net increase                          2,291,071,504         496,268,896
                                            ===============     ===============

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Note 4 -- Net Assets

                                        Prime
                                       Series
                                   --------------
Paid-in capital                    $6,504,742,514
Undistributed net
  investment income                        95,362
Undistributed net realized
  gain on sales
  of investments                           23,373
                                   --------------
                                   $6,504,861,249
                                   ==============

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. and Shareholders of the Prime Series:

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Series (one of the portfolios constituting the Deutsche Banc Alex. Brown Cash Reserve Shares, hereafter referred to as the "Fund") at March 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
May 9, 2000

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

                                 RICHARD T. HALE
                                    CHAIRMAN

                                 RICHARD R.BURT
                                    DIRECTOR

                               JOSEPH R. HARDIMAN
                                    DIRECTOR

                                  LOUIS E. LEVY
                                    DIRECTOR

                               EUGENE J. MCDONALD
                                    DIRECTOR

                                REBECCA W. RIMEL
                                    DIRECTOR

                                TRUMAN T. SEMANS
                                    DIRECTOR

                               ROBERT H. WADSWORTH
                                    DIRECTOR

                               CARL W. VOGT, ESQ.
                                    PRESIDENT

                                CHARLES A. RIZZO
                                    TREASURER

                                  AMY M. OLMERT
                                    SECRETARY

                                DANIEL O. HIRSCH
                               ASSISTANT SECRETARY

INVESTMENT OBJECTIVE

A money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

   For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                          [Flag Investors logo omitted]

                                    BALANCED
                               Value Builder Fund

                                     GROWTH
                              Equity Partners Fund
                              Emerging Growth Fund

                                    SPECIALTY
                               Communications Fund
                           Real Estate Securities Fund

                                  INTERNATIONAL
                            International Equity Fund
                              European Mid-Cap Fund
                              Japanese Equity Fund

                                 TOP 50 STRATEGY
                                  Top 50 World
                                  Top 50 Europe
                                   Top 50 Asia
                                   Top 50 U.S.

                                  FIXED INCOME
                     Total Return U.S. Treasury Fund Shares
                         Short-Intermediate Income Fund

                                 TAX-FREE INCOME
                          Managed Municipal Fund Shares

                                  MONEY MARKET
                            Cash Reserve Prime Shares

                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                                 Distributed by:
                             ICC DISTRIBUTORS, INC.

                                                                  CASHANN (5/00)